Cash Flow Information (Details) - Schedule of reconciliation of liabilities arising from financing activities - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amounts due to related companies [Member]
Cash Flow Information (Details) - Schedule of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	$ 247,406	$ 237,674	$ 6,101,850
Cash flows from financing activities			840,509
Settled by issuing convertible promissory note
Inception of lease
Liability component on initial recognition
Debt discount
Interest
Put option liabilities in convertible bonds issued
Fair value change
Disposal of plant and equipment		(4,951)	(6,689,290)
Redemption of convertible promissory note
Shares issued for interest payment
Disposal of subsidiaries	(247,406)
Disposal of right of use assets
Foreign exchange movement		14,683	(15,395)
Ending balance		247,406	237,674
Other liabilities [Member]
Cash Flow Information (Details) - Schedule of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	211,567	211,567	1,761,309
Cash flows from financing activities			211,567
Settled by issuing convertible promissory note			(1,761,309)
Inception of lease
Liability component on initial recognition
Debt discount
Interest
Put option liabilities in convertible bonds issued
Fair value change
Disposal of plant and equipment
Redemption of convertible promissory note
Shares issued for interest payment
Disposal of subsidiaries
Disposal of right of use assets
Foreign exchange movement
Ending balance	211,567	211,567	211,567
Convertible promissory notes [Member]
Cash Flow Information (Details) - Schedule of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	4,311,416	2,196,049
Cash flows from financing activities	300,082		4,913,100
Settled by issuing convertible promissory note
Inception of lease
Liability component on initial recognition	7,199,660
Debt discount
Interest	207,861	1,848,947	1,508,421
Put option liabilities in convertible bonds issued			(3,790,737)
Fair value change
Disposal of plant and equipment
Redemption of convertible promissory note	(4,714,820)
Shares issued for interest payment	(324,419)
Disposal of subsidiaries
Disposal of right of use assets
Foreign exchange movement	574,853	266,420	(434,735)
Ending balance	7,554,633	4,311,416	2,196,049
Lease liabilities [Member]
Cash Flow Information (Details) - Schedule of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	1,829,499		1,168,607
Cash flows from financing activities		(138,156)	(320,851)
Settled by issuing convertible promissory note
Inception of lease		2,086,229
Liability component on initial recognition
Debt discount
Interest		28,371
Put option liabilities in convertible bonds issued
Fair value change
Disposal of plant and equipment			(925,042)
Redemption of convertible promissory note
Shares issued for interest payment
Disposal of subsidiaries
Disposal of right of use assets	(1,829,499)
Foreign exchange movement		(146,945)	77,286
Ending balance		1,829,499
Derivative embedded in convertible bonds issued [Member]
Cash Flow Information (Details) - Schedule of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	2,321,003	1,478,540
Cash flows from financing activities	(782,023)
Settled by issuing convertible promissory note
Inception of lease
Liability component on initial recognition
Debt discount	870,546
Interest
Put option liabilities in convertible bonds issued			3,790,737
Fair value change		842,463	(2,312,197)
Disposal of plant and equipment
Redemption of convertible promissory note
Shares issued for interest payment
Disposal of subsidiaries
Disposal of right of use assets
Foreign exchange movement
Ending balance	2,409,526	2,321,003	1,478,540
Issue of shares [Member]
Cash Flow Information (Details) - Schedule of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	29,242,377	13,187,968
Cash flows from financing activities	36,506,160	16,054,409	13,187,968
Settled by issuing convertible promissory note
Inception of lease
Liability component on initial recognition
Debt discount
Interest
Put option liabilities in convertible bonds issued
Fair value change
Disposal of plant and equipment
Redemption of convertible promissory note
Shares issued for interest payment
Disposal of subsidiaries
Disposal of right of use assets
Foreign exchange movement
Ending balance	65,748,537	29,242,377	13,187,968
Total [Member]
Cash Flow Information (Details) - Schedule of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	38,163,268	17,844,516	14,950,797
Cash flows from financing activities	36,024,219	15,354,052	14,164,098
Settled by issuing convertible promissory note			(1,761,309)
Inception of lease		2,086,229
Liability component on initial recognition	7,199,660
Debt discount	870,546
Interest	207,861	1,877,318	1,508,421
Put option liabilities in convertible bonds issued
Fair value change		842,463	(2,312,197)
Disposal of plant and equipment		(4,951)	(8,581,079)
Redemption of convertible promissory note	(4,714,820)
Shares issued for interest payment	(324,419)
Disposal of subsidiaries	(247,406)
Disposal of right of use assets	(1,829,499)
Foreign exchange movement	574,853	163,641	(124,215)
Ending balance	$ 75,924,263	38,163,268	17,844,516
Amount due to holding company [Member]
Cash Flow Information (Details) - Schedule of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance		532,718	582,832
Cash flows from financing activities		(562,201)
Settled by issuing convertible promissory note
Inception of lease
Interest
Put option liabilities in convertible bonds issued
Fair value change
Disposal of plant and equipment
Foreign exchange movement		29,483	(50,114)
Ending balance			532,718
Bank borrowings, net [Member]
Cash Flow Information (Details) - Schedule of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance			915,300
Cash flows from financing activities
Settled by issuing convertible promissory note
Interest
Put option liabilities in convertible bonds issued
Fair value change
Disposal of plant and equipment			(966,747)
Foreign exchange movement			51,447
Ending balance
Convertible bonds by a subsidiary [Member]
Cash Flow Information (Details) - Schedule of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance			4,420,899
Cash flows from financing activities			(4,668,195)
Settled by issuing convertible promissory note
Interest
Put option liabilities in convertible bonds issued
Fair value change
Disposal of plant and equipment
Foreign exchange movement			247,296
Ending balance